Filed with the U.S. Securities and Exchange Commission on April 28, 2025

1933 Act Registration File No. 333-106971

1940 Act Registration File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	41	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS

(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101

(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee

6862 Elm Street, Suite 830

McLean, VA 22101

(Name and Address of Agent for Service)

Copy to:

Paul M. Miller, Esq.

Seward & Kissel LLP

901 K Street, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 30, 2025 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment No. 41 to the Registration Statement is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2024 for Aegis Value Fund and to make permissible changes under Rule 485(b).

AEGIS Value Fund

Class I (Ticker: AVALX)

Prospectus

April 30, 2025

This Prospectus contains important information about the Aegis Value Fund that you should know before investing. Please read it carefully and retain it for future reference.

The Aegis Value Fund seeks to achieve long-term capital appreciation.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Summary Section	3
Additional Information About the Investment Strategies and Risks of the Fund	10
Management of the Fund	15
Investing in the Fund	16
Class I Shares	16
How to Purchase Shares	17
How to Redeem Shares	23
Additional Information Regarding Purchases and Redemptions	26
Dividends and Distributions	30
Tax Consequences of an Investment	30
Shareholder Accounts and Services	32
Index Description	34
Financial Highlights	35
Aegis Mutual Funds Privacy Notice	37

Summary Section

The Fund’s Investment Objective

The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Class I
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.45%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay commissions and/or other forms of compensation to a broker on your purchases and sales of Class I shares of the Fund, which are not reflected in this table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating

Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in common stocks that the Advisor believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a “deep value” investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies. The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. From time to time, the Fund may have significant amounts invested in securities of companies in the same economic sector. As of December 31, 2024, 49.6% and 32.2% of the Fund’s total investments were invested in the Materials and Energy sectors, respectively.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Fund

Securities held by the Fund will fluctuate in price. The value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in the Fund, including investing in: securities in general, “deep value” securities, securities of smaller companies, securities of foreign companies and securities of companies within the same sector. A summary of the principal risks of investing in the Fund is provided below. Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Fund.”

●

Equity Investment Risk. To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.

In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, including global health crises, tariffs and trading disruptions, natural disasters and regional and global conflicts, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

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Risks of Value-Oriented Investment Strategies. The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.

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Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these small- and mid-capitalization securities have been more volatile in price than larger company securities, especially in the shorter term. Small- and mid-capitalization companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

●

Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. dollars, the Fund will be subject to special risks. These risks will include greater volatility, investments that are more difficult to trade or dispose of than similar U.S. securities, and adverse political or economic developments resulting from sanctions, tariffs, trade wars, global or regional conflicts and political, international or military crises. The value of the Fund’s investments in securities of foreign issuers, measured in U.S. dollars, will increase or decrease as a result of changes in currency exchange rates.

●	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

●

Risks of Investing in a Particular Sector. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.

o

Energy Risk. Energy companies may be negatively affected by natural disasters, the high investment costs of exploration and other long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, commodity prices, government regulations, and conservation efforts, among other factors.

o

Materials Risk. The Materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition. The prices of the securities of companies operating in the Materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

●	Cash Position Risk. To the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet objective may be limited.

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1-year, 5-years and 10-years compare with those of a broad measure of market performance and a secondary benchmark that more closely reflects the types of securities in which the Fund invests.

The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 1-800-528-3780.

Annual Total Returns for the Year Ended December 31 – Class I*

During the period shown on the bar chart, the Fund’s best and worst quarters were as follows:

Highest Quarterly Return	47.20%	(2nd Quarter 2020)
Lowest Quarterly Return	-38.70%	(1st Quarter 2020)

Average Annual Total Returns for the Period Ended December 31, 2024

	1 Year	5 Years	10 Years
Class I:
Return Before Taxes	9.43%	17.46%	13.51%
Return After Taxes on Distributions	7.70%	16.60%	12.81%
Return After Taxes on Distributions and Sale of Fund Shares	7.19%	14.09%	11.18%
S&P 500 Total Return Index* (index reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Value Index* (index reflects no deduction for fees, expenses, or taxes)	5.55%	11.34%	7.32%

*

Effective December 31, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Total Return Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the S&P SmallCap 600 Pure Value Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions.

Management

Investment Advisor

Aegis Financial Corporation is the investment adviser to the Fund.

Portfolio Manager

Scott L. Barbee, Managing Director of Aegis Financial Corporation, is the portfolio manager of the Fund and has served in that capacity since its inception in 1998.

Purchase and Sale of Fund Shares

The minimum initial investment for Class I shares is $10,000 for non-IRAs and $5,000 for IRAs.

The minimum subsequent purchase amount for Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for trading, subject to certain restrictions. Purchases and redemptions may be made by mailing an application or redemption request to Aegis Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, by wire, or by calling 1-800-528-3780. Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.aegisfunds.com. Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to purchase or redeem shares of the Fund may be placed.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Investment Strategies and Risks of the Fund

Unless otherwise stated, all investment strategies (including the investment objective) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval upon at least 60 days’ prior written notice to shareholders. The fundamental investment policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”). The fundamental policies cannot be changed without shareholder approval. For more information, please refer to the SAI.

The Fund may invest in the securities of foreign companies and in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and the rules, regulations and interpretations thereunder.

Cash Reserves. The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent securities. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. As a result, the Fund may not achieve its investment objectives during such periods. Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.

Temporary Defensive Investments. The Fund may, from time to time, take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. During these circumstances, the Fund may be unable to pursue its investment objectives. The Fund’s defensive investment position may not be effective in protecting its value.

Who Might Want to Invest? The Fund may be an appropriate investment for investors seeking diversified participation in “deep value” investments. Investors in the Fund should be seeking long-term capital appreciation. Shares of the Fund can be purchased through both non-retirement accounts and retirement accounts. Investors should be comfortable with the higher company-specific risks associated with “deep value” investments. In addition, the Fund’s investment in the securities of small- and mid-capitalization companies may result in higher price volatility versus mutual funds that limit their investments to the securities of larger companies. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Risk Factors

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. The following provides additional information about the risks that could affect the value of your investment:

Equity Investment Risk. To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management’s ability to anticipate any changes that can adversely affect the value of the Fund’s common stock holdings. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time. In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, including global health crises, natural disasters, tariffs and trading disruptions, supply chain disruptions, and regional and global conflicts, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Risks of Value-Oriented Investment Strategies. The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.

Risks of Investing in Small- and Mid-Capitalization Companies. Small- and mid-capitalization companies sometimes have limitations in the diversification of product lines, management depth, financial resources and market share. Therefore, these companies can be more vulnerable to adverse business or economic developments, and as a result their securities may involve considerably more risk than securities of larger and more seasoned companies.

The purchase and sale of small- and mid-capitalization company securities may have a greater impact on market prices than would be the case with larger capitalization stocks. In addition, these securities may have lower trading volumes and wider market spreads between bid and ask prices than the shares of larger companies. Therefore, the cost of trading large amounts of these securities may be relatively higher than the cost of trading large amounts of large company securities.

Risks of Investing in a Managed Fund. Performance of individual securities can vary widely. The investment decisions of the Advisor may cause the Fund to underperform benchmark indexes. The Fund may also underperform other mutual funds with similar investment strategies. The Advisor may be incorrect in an assessment of a particular industry or company, or the Advisor may not buy chosen securities at the lowest possible prices or sell securities at the highest possible prices.

Risks of Investing in Foreign Securities. The risks of foreign markets and investing in foreign securities include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, imposition of sanctions, tariffs, political or social instability, global and regional conflicts, public health crises, such as pandemics, epidemics and other similar circumstances in one or more countries or regions, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile. Foreign markets may also have less protection for investors than the U.S. markets. The imposition of, or an increase in, tariffs or trade restrictions between the U.S. and foreign countries, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economies of the U.S. and foreign countries. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Foreign investments may also involve risks associated with the level of currency exchange rates, less complete or reliable financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on investment income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Sanctions imposed by the U.S. or a foreign country may restrict the Fund’s ability to purchase or sell foreign securities or may require the Fund to divest its holdings in foreign securities, which could adversely affect the value or liquidity of such holdings. Currency exchange rates may fluctuate significantly, causing the Fund’s net asset value (“NAV”) to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security.

Risks of Investing in a Particular Sector. The Advisor’s value investment strategy may, from time to time, result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio. The imposition of sanctions or tariffs could also adversely affect global sectors, including financial, energy and metals & mining sectors, and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to the countries or regions subject to the sanctions.

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Energy companies may be negatively affected by natural disasters (such as earthquakes, wildfires or floods), the high investment costs of exploration and other long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, commodity prices, government regulations, and conservation efforts, among other factors. Additionally, changes in the regulatory environment for the energy sector may adversely impact their profitability. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

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The Materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition. The prices of the securities of companies operating in the Materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Risks of Political, International, Military and Health Crises. From time to time, major political, international, military or health crises occur which could have a significant effect on economic conditions and the financial markets. In recent times, such events have caused the closure of or temporary trading halt of U.S. and other securities markets, triggered periods of very high financial market volatility, and have altered the future political, military and economic outlook on a global scale. Such crises and events, depending on their timing, location and scale, could severely impact the trading and operations of the Fund. The duration of such crises and events cannot be predicted. These events could also harm the value of the portfolio securities in the Fund and possibly harm the ability of the Advisor to operate the Fund, thereby increasing the potential of losses in the Fund.

Risks of Investing in Convertible Securities. Convertible securities have general characteristics similar to both fixed-income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Credit Risk. The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due. If an investment’s issuer, counterparty or other obligor fails to pay interest or otherwise fails to meet its obligations to the Fund, the value of the investment might be lost entirely. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Actual or perceived changes in the financial condition of an obligor, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets. Credit risk is heightened to the extent the Fund has fewer counterparties.

Cash Position Risk. The Advisor may hold a significant portion of the Fund’s assets in cash, cash equivalents, or other short-term investments at any time or for an extended time. The Advisor will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent that the Fund holds assets in cash or is otherwise uninvested, the Fund’s ability to meet its objective may be limited.

Cyber Security Risk. Mutual funds, including the Fund, and their service providers, including the Advisor, are susceptible to cyber security risk. Cyber security incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, shareholder data, or propriety information, or cause the Fund, the Advisor and/or the Fund’s service providers to suffer data breaches, data corruption or lose operational functionality, or prevent Fund investors from purchasing or redeeming shares or receiving distributions. Cyber security incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.

While measures have been developed that are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since the Fund does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Fund invests.

Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. When the Fund loans its portfolio securities, the Fund will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Management of the Fund

Investment Advisor. Aegis Financial Corporation, 6862 Elm Street, Suite 830, McLean, Virginia 22101, is the Fund’s investment adviser. The Advisor, which has operated as a registered investment adviser since 1994, manages private account portfolios, and has served as the Fund’s investment adviser since its inception on May 15, 1998. The Advisor provides investment advisory services and order placement facilities for the Fund.

At its own expense, the Advisor compensates certain financial institutions, including the Fund’s distributor, for providing distribution and distribution-related services and/or for performing certain administrative/shareholder servicing functions for the benefit of the Fund’s shareholders. These payments may create an incentive for such financial institutions to recommend the purchase of the Fund’s shares.

Advisor Compensation. Pursuant to the Investment Advisory Agreement, the Fund pays the Advisor a fee to manage the Fund’s portfolio. The Advisor receives an annual advisory fee from the Fund at a rate of 1.20% of the Fund’s average daily net assets. The Advisor did not waive any fees during the fiscal year ended December 31, 2024.

A discussion summarizing the basis on which the Board renewed the Investment Advisory Agreement between the Fund and the Advisor is included in the Fund’s Form N-CSR for the period ending June 30, 2024.

Portfolio Manager. Scott L. Barbee serves as the portfolio manager of the Fund. He is a Chartered Financial Analyst and a Managing Director of the Advisor, which he joined in 1997. Mr. Barbee has over twenty years of experience in the securities industry and has been portfolio manager of the Fund since 1998. Mr. Barbee graduated from Rice University in 1993 and received an MBA degree from the Wharton School at the University of Pennsylvania in 1997.

The SAI provides additional information about the portfolio manager’s compensation arrangements, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

Fund Distributor. Quasar Distributors, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor of the Fund’s shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. The offering of the Fund’s shares is continuous. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem the Fund’s shares.

Fund Transfer Agent and Administrator. U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant, transfer agent and dividend disbursing agent (the “Transfer Agent”).

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI, which is available without charge on the Fund’s website at www.aegisfunds.com and by calling the Fund at 1-(800) 528-3780.

Further Information. More detailed information about the Fund, its investment policies, risks and management can be found in the SAI.

Investing in the Fund

Class I Shares

Class I shares of the Fund may be purchased as described in this Prospectus. Investors eligible to purchase Class I shares of the Fund may do so at the Fund’s NAV without a sales charge. Class I shares may also be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class I shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Class I shares may be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers’ investments in the Fund.

Before making an initial investment in Class I shares directly with the Fund, you should call the Fund at 1-800-528-3780 to determine if you are eligible to invest in Class I shares. The Fund will provide you with an application form and give you further instructions on how to invest. The Transfer Agent must have received your completed application before you may make an initial investment. If you intend to make an initial investment in Class I shares through your financial intermediary, you should contact your financial intermediary to confirm your eligibility to purchase Class I shares.

Certain financial intermediaries that make the Fund’s shares available to its customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of the Fund’s shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Transfer Agent. The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The compensation is discretionary and may be available only to selected selling and servicing agents. The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of the Fund’s shares, assets in the Fund’s shares held by the intermediary’s customers or other factors. In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

How to Purchase Shares

Shares of the Fund may be purchased directly from the Fund, or through an existing brokerage or other similar account held by the investor if the broker or intermediary has an arrangement with the Fund. The Fund reserves the right to reject any specific purchase order and to close the Fund to new or existing investors at any time. You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment for Class I shares is $10,000 for non-IRAs and $5,000 for IRAs. The Fund may, in its sole discretion, accept purchase orders with less than the minimum investment.

The minimum subsequent purchase amount for Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

The Fund reserves the right to change the minimum amounts for initial and/or subsequent investments and may set different investment minimums for shares offered through financial intermediaries and waive the minimum investment requirements for employer-sponsored retirement plan accounts.

The price paid for shares of the Fund is the NAV next determined following the receipt of the purchase order in good order by the Transfer Agent or those financial intermediaries with arrangements with the Fund to offer the Fund’s shares (“authorized intermediaries”). This is the offering price. “Good order” is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A purchase in “good order” must include the following:

(1)	The name of the Fund and the shareholder account number, if issued.

(2)	A completed account application or investment stub.

(3)	The amount of the transaction (specified in dollars or shares).

(4)	Signatures of all owners, exactly as they are registered on the account.

(5)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Purchase orders received by the Transfer Agent or authorized intermediaries prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV. Purchase orders received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be processed at the next business day’s closing NAV. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place. All shares purchased will be held in book entry form by the investor’s brokerage firm or by the Fund, as the case may be. Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

Calculation of Net Asset Value. The NAV of the Fund is calculated at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund’s NAV is determined by dividing the total value of the Fund’s assets (i.e., portfolio investments, cash, other assets and accrued income), less the Fund’s liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.

In determining the NAV, securities held by the Fund are valued based on market quotations, or if market quotations are not readily available or are unreliable, at their fair value as determined by the Advisor in good faith under procedures established and overseen by the Board. Pursuant to these procedures, the Advisor, as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, is responsible for making all fair value determinations relating to the Fund’s portfolio investments, subject to oversight by the Fund’s Board.

Fair Value Pricing. The Fund from time to time invests in securities that are not actively traded. Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Advisor, under policies approved by the Board. In accordance with Rule 2a-5, the Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Advisor, as the Fund’s valuation designee.

Fair value pricing may be used under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded or suspension of trading in the security. In addition, the Fund may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be open on days or times when U.S. markets are closed and many foreign markets close before the Fund values its securities, normally at 4:00 p.m. Eastern time. The use of fair value pricing in these circumstances seeks to protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security’s market quotations that may no longer be accurate, and the current fair value of that security.

When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund. Consequently, the Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund.

Purchasing Shares Through a Broker or Other Financial Intermediary. Some brokers and other financial intermediaries have arrangements with the Fund to offer the Fund’s shares. These authorized intermediaries may charge transaction fees for purchases and sales of shares of the Fund. A commission may be charged by your financial intermediary with respect to the purchase of Class I shares made through such financial intermediary. Contact your authorized intermediary for additional information regarding availability of the Fund’s shares and any fees it may charge for purchases of the Fund’s shares. Your purchase order will be processed at the NAV next determined after receipt of your order in good order by the authorized intermediary. Purchase orders received by an authorized intermediary prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV. See the definition of “good order” under the section “How to Purchase Shares” presented above.

Direct Investment — Opening an Account and Purchasing Shares

To purchase shares directly from the Fund, a New Account Application must be completed and signed. If you have any questions about the Fund or need assistance with your New Account Application, please call the Fund at 1-800-528-3780. Certain types of investors, such as trusts, corporations, associations, partnerships or estates, may be required to furnish additional documents when they open an account. These documents may include corporate resolutions, trusts, wills, partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship. To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Note: There are specific IRA Applications required for new IRAs, Roth IRAs and transfers of IRAs from other custodians. Please visit the Fund’s website at www.aegisfunds.com or call the Fund at 1-800-528-3780 to obtain the correct IRA Application.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-528-3780 if you need additional assistance when completing your New Account Application.

If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction in the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem Fund Shares in your account at the current day’s net asset value.

Initial Purchase – By Mail

To open an account at the Fund and purchase shares by mail, you must complete and return the appropriate Account Application with a check made payable to “Aegis Value Fund”. Account Application(s) and checks should be mailed to:

Regular Mail:	Overnight Mail:
The Aegis Funds c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	The Aegis Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

Initial Purchase – By Telephone

You may not make an initial purchase of Fund shares by telephone. Prior to conducting telephone transactions, you must provide the Fund with a completed New Account Application, a voided check or savings deposit slip and other information.

Initial Purchase – By Wire

To open an account by wire, a completed New Account Application is required before your wire can be accepted. You may mail or overnight deliver your New Account Application to the Transfer Agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number and your name so that monies can be applied correctly. Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137

Further credit:

Aegis Value Fund
Shareholder name and account number:

Wired funds must be received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please note that the Fund is offered and sold only to persons residing in the United States and some U.S. territories.

Additional Information Regarding Direct Purchases

All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. The Fund reserves the right to reject any application.

Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions. It takes at least 7 business days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. You must have ACH instructions on your account in order to conduct online purchases.

Direct Investment – Purchasing Additional Shares

Subsequent Purchase – By Mail

Make your check payable to “Aegis Value Fund”, indicate your account number on the check and mail it to The Aegis Funds at the address set forth under “Direct Investment – Opening an Account and Purchasing Shares – Initial Purchase – By Mail.”

Subsequent Purchase – By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 1-800-528-3780. If your account has been open for at least 7 business days, you may call the Fund at 1-800-528-3780 to purchase shares in an existing account. Investments made by electronic funds transfer must be from a pre-designated bank account and in amount of at least $250 and not greater than $100,000. If your order is received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), your order will be processed at the NAV calculated on the day your order is placed. Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or recording all telephone instructions. If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

Subsequent Purchase – By Internet

After your account is established, you may set a user ID and password by logging into www.aegisfunds.com. This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the ACH network. Please ensure that your Fund account is set up with bank account instructions and that your bank is an ACH member. You must have provided a voided check or savings deposit slip with which to establish your bank account instructions in order to complete Internet transactions. For important information on this feature, see “Fund Transactions through the Fund’s Website” below.

Subsequent Purchase – By Wire

You may also wire money to U.S. Bank N.A. per the instructions set forth above under “Direct Investment – Opening an Account and Purchasing Shares – Initial Purchase – By Wire.” Prior to wiring money to purchase additional shares of the Fund, please contact the Transfer Agent to advise of your intent to wire and to ensure proper credit upon receipt.

Automatic Investment Plan

The Automatic Investment Plan allows you to purchase shares of the Fund through pre-authorized transfers of funds from your bank account. Your financial institution must be a member of the ACH network. Under the Automatic Investment Plan, you may make subsequent minimum purchases on a monthly or quarterly basis of $100 or more. You can establish the Automatic Investment Plan for your account by completing the appropriate section of the Account Application. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five calendar days prior to effective date.

How to Redeem Shares

As discussed below, you may receive proceeds of your redemption by check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order to pay redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. Additionally, payment of redemption proceeds for shares purchased directly by check or electronic funds transfer through the ACH network may be delayed until the purchase amount has cleared, which may be up to 15 calendar days from the date of purchase. This delay will not apply if you purchased your shares via federal wire transfer. If payment of proceeds is to be made by federal wire transfer, a $15 wire fee will be applied. In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Fund reserves the right to redeem in-kind as described under “Redemptions ‘In-Kind’” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions but may also be used as a redemption method when requested by shareholders or advisors to shareholder accounts.

How to Redeem Shares through a Broker or Other Financial Intermediary

You may sell Fund shares held in a brokerage or other similar account by submitting a redemption request to your authorized intermediary. If you redeem Fund shares held in a brokerage or other similar account with an authorized intermediary, you should be aware that there may be a charge to you for such services. Redemption requests received by an authorized intermediary prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have arrangements with the Fund. The transfer will be processed after the Transfer Agent receives authorization in good order from your delivering securities dealer.

How to Redeem Shares from Direct Investment

You may redeem shares as described below on any day the Fund is open for business. Shares will be redeemed at the next determined NAV after the Transfer Agent receives the redemption request in good order. Redemption requests received by the Transfer Agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV. Redemption requests received after the close of regular trading on the NYSE will be processed at the closing NAV for the following business day.

Redemption – By Mail

To redeem shares of any amount from your Fund account, you may send a request in good order to the Fund at:

Regular Mail:	Overnight Mail:
The Aegis Funds c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	The Aegis Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

If made in writing, a redemption request in good order must include the following:

(1)	The name of the Fund and the shareholder account number.

(2)	The amount of the transaction (specified in dollars or shares).

(3)	Signatures (and, if applicable, signature guarantees as discussed below) of all owners, exactly as they are registered on the account.

(4)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

●	If ownership is being changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or

●	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Fund reserves the right to waive any signature requirement at its discretion.

Redemption – By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may redeem Fund shares by calling 1-800-528-3780. Redemption proceeds will be mailed directly to you, sent by wire to your predetermined bank account, or electronically transferred to your pre-designated bank account. You may redeem as much as $100,000 by telephone redemption. Unless you decline telephone privileges on your Account Application, as long as the Fund and its agents take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order. The Fund does not accept IRA redemption requests by telephone. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

Redemption – By Internet

If your account is set up to perform online transactions you may redeem your Fund shares through the Fund’s website at www.aegisfunds.com. You may redeem up to $100,000 per transaction. For important information on this feature, see ‘‘Fund Transactions through the Fund’s Website’’ below.

Additional Information Regarding Redemptions of Direct Investments

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Medallion program member or non-Medallion program member, or other acceptable form of authentication from a financial institution source.

If an account has more than one owner or authorized person, the Fund will accept telephone and Internet instructions from any one owner or authorized person.

If you have any questions about what is required for your redemption request, please call the Fund at 1-800-528-3780.

Systematic Withdrawal Plan

For non-IRAs that have a value of at least $10,000 or IRAs where the shareholder is eligible for withdrawals, the Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start the SWP, your non-IRA must have a value of at least $10,000, and the minimum amount that may be withdrawn is $100 (there is no minimum account balance to start a SWP for IRAs, nor a minimum amount that may be withdrawn for IRAs). The SWP may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted. Please call 1-800-528-3780 for additional information regarding the SWP and eligibility requirements.

Additional Information Regarding Purchases
and Redemptions

Policy on Foreign Shareholders

Shares of the Fund have not been registered for sale outside of the United States. To invest in the Fund, you must be a U.S. citizen, resident alien or a U.S. entity, you must have a U.S. tax identification (social security or employer identification) number and you must reside in the United States and its territories or have a U.S. military address. The Fund reserves the right to refuse investments from shareholders or entities that must file a W-8 tax form. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem Fund shares in your account at the current day’s net asset value.

Fund Transactions through the Fund’s Website

You may visit us online at www.aegisfunds.com, where you may establish online transaction privileges by enrolling on the website. In addition to checking your Fund account balance, you may purchase additional shares and redeem shares of the Fund through the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 1-800-528-3780. You will be required to enter into a users’ agreement through the website in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. Purchase of shares online will occur via ACH, you must have ACH instructions on your account. Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account. Redemptions from accounts established through the website will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. The Fund imposes a maximum of $100,000 on purchase and redemption transactions through the website. Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund, Transfer Agent, nor the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Fund, Transfer Agent, nor the Advisor will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Redemptions “In-Kind”

The Fund reserves the right to redeem in-kind, which means that the Fund may deliver portfolio securities to satisfy a redemption request. The Fund has elected to be governed by Rule 18f-1 of the 1940 Act. As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1.00% of the Fund’s assets in cash that are requested by a shareholder during any 90-day period.

You should understand that you will incur brokerage and other costs in connection with the subsequent sale of any portfolio security that you receive in connection with a redemption request. You should also understand that, as a result of subsequent market volatility, the net proceeds from the ultimate sale of any securities that you receive upon a redemption may vary, either positively or negatively, and perhaps significantly, from the redemption value of your Fund shares. More information on redemption in-kind is available in the SAI.

Retirement Distributions

A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation. If a shareholder does not want tax withholding from distributions, the shareholder may state in the written distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes. Redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding.

Account Minimum

The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open. The Fund may, upon 30 days’ prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000 due to redemption.

Responsibility for Fraud

The Fund will not be responsible for any account losses due to fraud, so long as the Fund reasonably believes that the person transacting on an account is authorized to do so. Please protect your account information and keep it private. Contact the Fund immediately about any transactions you believe to be unauthorized.

Policies Addressing Frequent Trading in Fund Shares

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by the Fund’s shareholders. These policies and procedures take into account the historic volatility of the Fund’s NAV, the Fund’s ability to invest at least a portion of its assets in illiquid securities, and the Fund’s limitations on exchange privileges. The Board may amend the policies and procedures without prior notice to shareholders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Fund’s policies and procedures with respect to frequent purchases and redemptions of Fund shares. These transactions include, but are not limited to, reinvestment of distributions, automatic investment or withdrawal plans, transactions initiated by a plan sponsor and certain transfers of shares.

In consultation with the Fund’s Chief Compliance Officer, the Fund monitors shareholder accounts, including omnibus accounts, on a systematic basis by employing parameters to observe the intervals between and size of a shareholder’s purchases and redemptions. Though the monitoring methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund will consider imposition of shareholder account restrictions when frequent shareholder transactions are made that may be judged to be counter to the interests of all the Fund’s shareholders. The Fund may take action to impose account restrictions even if historically applied parameters are not met.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers. These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions. In these circumstances, the identity of the shareholders is not known to the Fund. With respect to the omnibus accounts, the Fund will rely on reports provided by the financial intermediary. In addition, the Fund has entered into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund’s request, about shareholders’ identities and their transactions in Fund shares. These agreements also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by any shareholder identified by the Fund. The Fund may accept undertakings from intermediaries to enforce frequent trading policy limitations on behalf of the Fund. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect frequent purchases and sales in omnibus accounts.

While the Fund systematically seeks to take actions (directly and with the assistance of financial intermediaries) that will detect and monitor frequent purchases and sales, the Fund does not represent that all or any such trading activity will necessarily be restricted or minimized. Transactions placed in violation of the Fund’s policies are not necessarily deemed accepted by the Fund and may be canceled or revoked by the Fund following receipt by the Fund.

Dividends and Distributions

The Fund expects to declare and pay income dividends annually, generally in December, representing substantially all of the net investment income of the Fund. Capital gains, if any, may be distributed annually by the Fund, also generally in December. The amount of the Fund’s distributions will vary and there is no guarantee the Fund will pay dividends.

To receive a distribution, you must be a shareholder of the Fund on the record date. The record dates for the Fund’s distributions will vary. Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at NAV. Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, or by telephone, to receive dividends and/or capital gain distributions in cash. Please note, cash dividends received by IRA account holders may be treated as pre-mature distributions subject to penalties, in addition to income tax. Any changes to the distribution option should be submitted at least 5 days in advance of the payment date for the distribution.

If you elect to receive dividends and/or capital gain distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution in your account, at the current NAV for the Fund, and to reinvest all subsequent distributions.

Tax Consequences of an Investment

Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as dividends for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held. Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for taxpayers which are individuals, trusts or estates, of 20% on long-term capital gains and from certain qualifying dividends. These rates do not apply to corporate taxpayers.

The following are guidelines for how certain distributions by the Fund are generally taxed to taxpayers which are individuals, trusts or estates:

●	Distributions of net long-term capital gain by the Fund are taxable as long-term capital gains, regardless of how long a shareholder has held shares in the Fund.

●

Some or all of the distributions from the Fund may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential tax rates as long-term capital gains, provided that both the Fund and the individual satisfy certain holding period and other requirements. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the individual, trust or estate must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of these preferential tax rates.

●	To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates.

Taxation Upon Sale of Shares

The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss. The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales. The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income taxes. Non-U.S. investors may be subject to U.S. withholding taxes. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

Backup Withholding

By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions and redemption proceeds. Generally, shareholders subject to this “backup withholding” will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund’s knowledge, have furnished an incorrect number; or from whom the Internal Revenue Service (“IRS”) has instructed the Fund to withhold tax. In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

Medicare Tax

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust)

exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return. Net investment income does not include exempt-interest dividends.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the IRS of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on income dividends paid by the Fund to certain “foreign financial institutions” and “non-financial foreign entities.”

Cost-Basis Reporting

U.S. federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen first-in, first-out (“FIFO”) as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Shareholder Accounts and Services

Account Information

The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions. When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements

The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions.

The Fund will also provide year-end tax information mailed to the shareholder by the applicable IRS deadline, a copy of which will also be filed with the IRS.

Fund Reports

Shareholders will be notified when the financial statements of the Fund are made available on the Fund’s website at www.aegisfunds.com. Shareholders will be notified when the Fund’s annual/semi-annual reports with a summary of portfolio composition and performance of the Fund, along with the management’s letter to shareholders are made available on the Fund’s website at www.aegisfunds.com. The Fund’s filings on Form N-CSR, which are filed with the SEC and are available from the Fund at no charge upon request, contain additional information on the Fund, including the Fund’s annual and semi-annual financial statements and a discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement.

Householding

Many shareholders have family members living in the same home who also own Fund shares. In order to control costs associated with mailings on behalf of the Fund, the Fund will, until notified otherwise, send only one copy of each Prospectus, proxy statement and certain other shareholder documents, as applicable, to each household address that it has on record for you and your family members living in the same home.

This process, known as “householding,” does not apply to account statements, confirmations or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call 1-800-528-3780. The Fund will resume separate mailings to you within 30 days of your request.

Automatic Reinvestment

Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund. Such distributions will be reinvested at the NAV determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

Fund Website

The Fund maintains a website for current and prospective investors which contains information about the Fund and its history. The Fund’s website address is www.aegisfunds.com. The website allows investors to download the Fund’s documents, view the daily NAV and performance history and contact the Fund via e-mail, and provides links to other websites for additional information.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-800-528-3780 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Index Description

S&P SmallCap 600 Pure Value Index

An index that seeks to measure stocks that exhibit strong value characteristics, and weights them by score. Constituents are drawn from the S&P SmallCap 600 Index, a market capitalization weighted index that seeks to measure the small-cap segment of the U.S. equity market. One cannot invest directly in the index, nor is the index representative of the Fund’s portfolio.

S&P 500 Total Return Index

An Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot directly invest in an index.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended December 31, 2024 has been derived from the financial statements audited by the Cohen & Company, Ltd., an independent registered public accounting firm. All information prior to 2023 was audited by the Fund’s previous independent registered public accounting firm. Cohen & Company, Ltd is the Fund’s current independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR for its most recent fiscal year, which was filed with the SEC and is available without charge upon request.

The table below sets forth financial data for a share outstanding in Class I throughout each year:

Aegis Value Fund - Class I

	Years Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$35.35	$31.97	$28.98	$21.05	$18.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.36	0.25	0.07	0.07	(0.15)
Net realized and unrealized gain (loss) on investments	3.06	3.92	2.97	7.86	3.65
Total from investment operations	3.42	4.17	3.04	7.93	3.50
Less distributions to shareholders from:
Net investment income	(0.37)	(0.23)	(0.05)	—	(0.44)
Net realized capital gains	(2.54)	(0.56)	—	—	(0.95)
Total distributions	(2.91)	(0.79)	(0.05)	—	(1.39)
Net asset value, end of year	$35.86	$35.35	$31.97	$28.98	$21.05
Total investment return	9.43%	13.13%	10.50%	37.67%	18.72%
Ratios (to average net assets)/Supplemental data:
Expenses after waiver/recovery	1.45%	1.46%	1.50%	1.50%	1.50%
Expenses before wavier/recovery	1.45%	1.43%	1.45%	1.48%	1.55%
Net investment income (loss)	0.97%	0.75%	0.23%	0.25%	(0.86)%
Portfolio turnover	9%	2%	20%	40%	41%
Net assets at end of year (000’s)	$331,613	$371,193	$274,310	$179,564	$123,550

(1)	Per share net investment income (loss) was calculated prior to tax adjustments, using average shares method.

Aegis Mutual Funds Privacy Notice

(This information is not part of the Prospectus)

FACTS	WHAT DOES THE AEGIS FUNDS DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and other information including address and date of birth

● Asset and income

● Account balances and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons. The Aegis Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Aegis Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 800-528-3780 or go to www.aegisfunds.com

Aegis Mutual Funds Privacy Notice

(This information is not part of the Prospectus)

Who we are
Who is providing this Notice?	The Aegis Funds
What we do
How does The Aegis Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does The Aegis Funds collect my personal information?

We collect your personal information, for example, when you

● open an account or perform transactions

● make a transfer or tell us where to send money

● tell us about your personal financial information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include Aegis Financial Corporation.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Aegis Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● See Other important information.
Other important information

Non-affiliates with whom we may share information (except to permit them to market to you) can include financial companies, such as custodians, transfer agents, registered representatives and financial advisors, and nonfinancial companies, such as fulfillment, proxy voting and class action service providers.

(This Page Intentionally Left Blank.)

Aegis Funds

c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Phone: 800-528-3780
Internet: www.aegisfunds.com

For More Information:

You can learn more about the Aegis Value Fund in the following documents:

Annual and Semi-Annual Reports and Form N-CSR Filings

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI contains more information about the Fund, its investments and policies. The SAI and the Fund’s financial statements in the filings on Form N-CSR are incorporated by reference into, and are legally part of, this Prospectus.

For a free copy of the current annual/semi-annual report, the SAI, or other information such as the Fund’s financial statements, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at (800) 528-3780 or visit the Fund’s website at www.aegisfunds.com. You may also visit the SEC’s Internet site at http://www.sec.gov, where reports and other information about the Fund are available in the SEC’s EDGAR database. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file # 811-21399

THE AEGIS FUNDS

AEGIS VALUE FUND

Class I (Ticker: AVALX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2025

This Statement of Additional Information (“SAI”) supplements the current Prospectus of the Aegis Value Fund (the “Fund”) dated April 30, 2025. This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus. Although this SAI is not itself a Prospectus, this SAI is, in its entirety, incorporated by reference into the Prospectus. The audited financial statements included in the Fund’s Form N-CSR for the fiscal year ended December 31, 2024 are incorporated herein by reference. A copy of the Prospectus or Annual or Semi-Annual Reports to Shareholders may be obtained without charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252, or by telephone at (800) 528-3780. Please retain this document for future reference.

Table of Contents

The Trust	1
Additional Information About the Investment Strategies and Risks of the Fund	1
Management of the Fund	13
Proxy Voting Policy	17
Principal Holders of Shares	18
Investment Advisory and Other Services	19
Distributor	21
Fund Administrator and Transfer Agent	21
Custodian	21
Independent Registered Public Accounting Firm	22
Brokerage Allocation	22
Organization and Shares of Beneficial Interest	23
Purchase, Redemptions and Pricing of Shares	24
Tax Status	25
Financial Statements	27
i

THE TRUST

The Aegis Funds (the “Trust”) is a Delaware statutory trust organized on July 11, 2003 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust currently consists of one investment series, the Aegis Value Fund (the “Fund”). The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Fund offers one class of shares: Class I shares. The Fund may offer additional share classes in the future.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The Fund is a diversified series of the Trust. Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is the successor in interest to a fund having the same name and investment objective, Aegis Value Fund, Inc. (the “Predecessor Fund”), and that was also advised by the same investment adviser, Aegis Financial Corporation (the “Advisor”). On February 20, 2014, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, and effective on February 28, 2014, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for Class I shares of the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

Fund Investment Policies

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund’s acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations. It should be noted that Items 3 and 4 below, regarding borrowing and lending money, will be applied at all times and not just at the initial time of the transaction. If at any time the Fund should exceed the permissible limitations on borrowing, it will take such action as necessary to bring borrowing levels back into compliance as required by SEC guidance, rules and regulations. The Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities”, as defined in the Investment Company Act of 1940 (“1940 Act”) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this SAI are operating policies and may be changed by the Board without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

1

The Fund may not, as a matter of fundamental policy:

1)	With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies.

2)	Invest more than 25% of its total assets in securities or issuers in any one industry. This restriction does not apply to U.S. Government securities.

3)	Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund’s total assets, and (iii) borrow money in an additional amount up to 5% of the value of the Fund’s assets on a secured or unsecured basis from banks for temporary or emergency purposes.

4)	Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements. However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).

5)	Issue senior securities, as defined in the 1940 Act.

6)	Underwrite securities of others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7)	Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interest therein.

8)	Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the Advisor has no present intention to utilize investments of this type for the Fund.

Temporary Defensive Position. The Fund may take a temporary defensive position when the securities markets are experiencing excessive volatility, a speculative increase in value, or when other conditions adverse to the Fund’s investment strategy exist. In such cases, the Fund may invest in U.S. Government securities, agency securities, commercial paper, repurchase agreements, or other short-term money market instruments.

Under some circumstances, the Fund may best pursue its investment objective by holding a higher cash balance than it would hold during ideal market conditions. The Fund may choose to maintain significant cash balances. Like all portfolio decisions, the decision of the Fund’s manager to maintain a cash balance may ultimately help or hinder the ability of the Fund to meet its investment objective.

2

Portfolio Turnover. Typically, the Fund focuses on making long-term investments rather than engaging in short-term trading strategies. The Fund calculates its portfolio turnover rates by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year.

The Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio. It is the operating policy of the Fund to hold its securities at least as long as they remain undervalued, and to benefit from the lower transaction costs and more favorable tax rates available to long-term holders of equity securities. However, when circumstances warrant, securities will be sold without regard to the duration of their holding period. The portfolio turnover rates for the Fund for the fiscal years ended December 31, 2024 and 2023 were 9% and 2%, respectively.

Disclosure of Portfolio Holdings. To prevent the misuse of nonpublic information about the Fund’s portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund’s specific portfolio holdings.

Disclosure of nonpublic information about the Fund’s specific portfolio holdings may be made when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund’s service providers to facilitate the performance of their duties to the Fund. Nonpublic information about the Fund’s portfolio holdings is made available to the Fund’s Advisor, brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers. Additionally, portfolio holdings are disclosed to Bloomberg and FactSet on a daily basis for internal use by the Adviser. Neither service provider is authorized to publicly release the portfolio holdings. These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential. In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material nonpublic information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep nonpublic portfolio holdings information confidential. It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund’s instructions.

In addition, the Fund’s executive officers, or their designee(s), may authorize disclosure of the Fund’s portfolio holdings to other persons after considering: the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund’s shareholders and the interests of the Advisor and any of its affiliates. Disclosure of nonpublic portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation. If an executive officer has authorized the disclosure of the Fund’s nonpublic portfolio holdings, the officer will promptly report such authorizations to the Fund’s Chief Compliance Officer. The Chief Compliance Officer will report such authorizations to the Board. If the Board determines that the authorization was inconsistent with the Fund’s policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

3

The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund’s portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings. The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

Quarter-ending portfolio holdings are released on a 60-day lag to various rating and ranking organizations (e.g. Morningstar). The Fund publicly files monthly portfolio disclosures with the SEC on Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available to the public by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

Risk Factors and Special Considerations

Cash Position Risk. The Advisor may hold a significant portion of the Fund’s assets in cash, cash equivalents, or other short-term investments at any time or for an extended time. The Advisor will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent that the Fund holds assets in cash or is otherwise uninvested, the Fund’s ability to meet its objective may be limited.

Common Stock. Shares of common stock represent units of ownership in a corporation. Owners of common stock are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings (if applicable). In the event of liquidation of the corporation, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. Increases and decreases in earnings are usually reflected in a corporation’s stock price, so shares of common stock generally have the greatest appreciation and depreciation potential of all corporate securities.

Sector Risk. From time to time, the Fund may be invested in securities of companies in the same economic sector. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.

Currency Exchange Transactions. The Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Fund may, from time to time, enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts. The Fund may enter into foreign currency exchange contracts. A forward currency exchange contract (forward contract) is an obligation by the Fund to purchase or sell a specific currency at a future date. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward contract may not have a deposit requirement and may be traded at a net price without commission.

4

Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”), regulates the ability of a fund to enter into derivative transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as To Be Announced or “TBA” transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which the Fund obtains leverage. The Derivatives Rule requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule.

Under Rule 18f-4, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or it can decide to treat all such transactions as derivatives transactions.

Among other things, under Rule 18f-4, the Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Fund will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a fund’s own portfolio absent derivatives holdings, as determined by such fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” In addition, among other requirements, Rule 18f-4 requires a fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a fund’s derivatives activities.

The Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect the Fund’s position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor’s long-term investment decisions, the Fund will not routinely enter into currency hedging transactions with respect to securities transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Fund’s best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund’s foreign currency denominated fund securities and the use of such techniques will subject the Fund to certain risks.

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The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and this will limit the Fund’s ability to use such contracts to hedge or cross-hedge its assets. The Fund’s cross-hedges would generally entail hedging one currency to minimize or eliminate the currency risk of another, correlated currency. Also, with regard to the Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.

Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund’s assets that are the subject of such cross-hedges are denominated.

Options on Securities. The Fund may purchase or write a put or call option on securities. Normally, the Fund will only write “covered” options, which means writing an option for securities the Fund owns, but may write uncovered options for cross-hedging purposes. The Fund may also write an option if a bond held by the Fund is convertible into the underlying security on which the option is being written.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the “exercise price”) by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, the Fund must sell the security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Fund is covered when, among other things, cash or securities acceptable to the broker are placed in a segregated account to fulfill the Fund’s obligations. When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund realizes income in the amount of the premium received for writing the option. If the put option is exercised, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Fund may terminate or cover its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.” The Fund realizes a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, respectively, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a “closing sale transaction” which involves liquidating the Fund’s position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

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When the Fund writes an option, the fund records a reduction to the cost of investments. The amount of the cost will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) and the deferred credit related to such option is eliminated. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written are segregated on the books of the Fund’s custodian.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option entitles the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increases above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remains at or below the exercise price during the option period.

The Fund normally purchases put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or securities of the type in which it is permitted to invest. The purchase of a put option entitles the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund’s holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund’s holdings. Put options also may be purchased by the Fund for the purpose of benefiting from a decline in the price of securities which the Fund does not own. The Fund ordinarily recognizes a gain if the value of the securities decreases below the exercise price sufficiently to cover the premium and recognizes a loss if the value of the securities does not sufficiently decline. Gains and losses on the purchase of protective put options tend to be offset by countervailing changes in the value of underlying Fund securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options (“OTC Options”) transactions with broker-dealers who make markets in these options. The ability to terminate OTC Options positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor, under the general supervision of the Fund’s Trustees, will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions.

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Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Cross-hedging is a technique used in a variety of markets in an attempt to counter the risk of one instrument by taking a risk offsetting position in another instrument whose risk characteristics do not perfectly offset the position to be hedged. Among the risks in a cross-hedge are that different maturities of the offsetting positions will lead to a maturity mismatch, that the market for one of the instruments will be illiquid with correspondingly larger price fluctuations, or that differences in credit quality will affect the cross-hedge basis.

Investment Companies. The Fund may acquire securities issued by other investment companies to the extent permitted by the 1940 Act and the rules, regulations and interpretations thereunder. As a shareholder of another investment company, the Fund would bear its pro rata portion of that company’s advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund’s shareholders. To the extent that the Fund is an “acquired fund” for purposes of Rule 12d1-4, the Fund intends to limit its investments in the securities of other investment companies and private funds to no more than 10% of its total assets, subject to certain limited exceptions permitted under the Rule.

Short Sales. The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Short sales potentially expose the Fund to the risk of the underlying security being called back by the broker-dealer, in which case the Fund would be required to cover its short-sale position regardless of whether the security is covered at a profit or a loss.

Defaulted or Bankrupt Securities. The Fund may invest in securities that are in, have been in or are about to enter default or bankruptcy or are otherwise experiencing severe financial or operational difficulties. Investment by the Fund in defaulted securities poses the risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund’s net asset value (“NAV”).

Although defaulted or bankrupt securities may already be trading at substantial discounts to prior market values, there is significant risk that the financial, legal or other status of the issuer may deteriorate even further. Access to financing is more difficult for distressed issuers, and relationships with customers and vendors often get worse as the issuer’s financial posture weakens. Financial restructurings are subject to numerous factors beyond the control or anticipation of any of the parties involved, and the eventual timing and form of restructuring may be far different than anticipated by the Advisor.

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Furthermore, publicly available information concerning defaulted or bankrupt securities is often less extensive and less reliable compared to that of other securities. Consequently, the market for these assets is often inefficient compared to securities traded on major securities exchanges, and short-term volatility can be extreme.

Borrowing and Leveraging. The Fund may borrow up to 33 1/3% of its assets in order to meet redemption requests or to make investments (a practice known as “leveraging”). Borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund will be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, its portfolio securities. The Fund may also borrow money in an additional amount up to 5% of the value of its assets at the time of such borrowings for temporary or emergency purposes.

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased, which will reduce net income.

Restricted/Illiquid Securities. The Fund may invest in securities acquired in a privately negotiated transaction directly from the issuer or a holder of the issuer’s securities and which, therefore, could not ordinarily be sold by the Fund except in another private placement or pursuant to an effective registration statement under the Securities Act of 1933 or an available exemption from such registration requirements, which may include Rule 144A. Rule 144A securities are securities that are restricted as to resale among those eligible institutional investors that are referred to in Rule 144A under the Securities Act of 1933 as “qualified institutional buyers” (or “QIBs”).

The Fund will not invest in illiquid securities that will cause the then aggregate value of all such securities to exceed 15% of the value of the Fund’s net assets. Under Rule 22e-4 under the 1940 Act, a security is considered illiquid if the Fund reasonably expects that it cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Restricted and illiquid securities are valued by the Advisor in accordance with procedures approved by the Board in a manner intended to reflect the fair market value of such securities.

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Investments in restricted and illiquid securities involve certain risks.  Illiquid securities may be difficult to dispose of at a fair price when the Fund believes that it is desirable and timely to do so. The market prices of illiquid securities are generally more volatile than those for more liquid securities. Investments in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if QIBs are unwilling to purchase these Rule 144A securities and the securities are not deemed liquid.

Lending Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets.

The Fund complies with the view of the staff of the SEC that a mutual fund may engage in such loan transactions only if: (i) the Fund receives initial collateral in the form of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities having a market value not less than (A) 102% of the market value of domestic U.S. loaned securities or (B) 105% of the market value of foreign equity loaned securities; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined daily) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

The Fund did not engage in any securities lending activities, during the most recent fiscal year.

Foreign Securities. The Fund invests in the securities of foreign companies. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, imposition of extraordinary taxation or exchange controls, imposition of sanctions, tariffs, trade wars, political or social instability, public health crises, such as pandemics, epidemics and other similar circumstances in one or more countries or regions, unfavorable diplomatic developments, and certain custody and settlement risks. The imposition of, or an increase in, tariffs or trade restrictions between the U.S. and foreign countries, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economies of the U.S. and foreign countries. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile. Foreign markets may be closed for extended periods or for local holidays.

Foreign markets may also have less protection for investors than the U.S. markets. Other risk considerations include: less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and foreign issuers, difficulty in enforcing contractual obligations and shareholder rights and lack of uniform accounting and auditing standards. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

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Convertible Securities. Convertible securities have general characteristics similar to both fixed-income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Preferred Stock. The Fund may invest in shares of preferred stock. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer’s assets. Dividends on preferred shares are generally payable at the discretion of the issuer’s board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer’s creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating. Preferred stock also may be subject to fluctuations in market value due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, more than debt of the same issuer.

Warrants. The Fund invests from time to time in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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The Fund’s Exercise of Its Shareholder Rights. The Fund may exercise its rights as a shareholder in any of its portfolio companies and communicate its views on important matters of policy to management, the board of directors and other shareholders of those companies if the Fund or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in those companies.

From time to time, the Fund may engage in activities in conjunction with other shareholders or interested parties which may include, among others, supporting or opposing proposed changes in a company’s structure; seeking changes in a company’s board or management; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party attempts to acquire or control a company. When it engages in such activities, the Fund may be limited in conducting transactions in securities of the particular portfolio company for a period of time.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, and its service providers, including the Advisor, are susceptible to operational, financial, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

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MANAGEMENT OF THE FUND

Board of Trustees. The Board of Trustees (the “Board”) is responsible for overseeing the business affairs of the Trust and the Fund. The Trustees’ duties are established by state and federal law. In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund. Trustees also have a duty to exercise loyalty to the Fund’s shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.

The Board has five Trustees, three of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) of the Trust.

Mr. Scott L. Barbee is an officer and director of the Advisor and is, therefore, considered to be an “interested person” of the Trust (“Interested Trustee”). Mr. David Giannini is also considered an Interested Trustee of the Trust due to the Advisor’s securities trading business relationship with Mr. Giannini’s employer.

The Board annually elects the officers of the Trust to actively supervise the day-to-day operations of the Fund. The Trustees serve for an indefinite period.

Information about each Trustee and officer of the Trust is provided in the table below:

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees*
Eskander Matta Born: 1970 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since 2003	Chief Executive Officer of Tasharina Corporation (an eCommerce business services firm) since 2012.	1	None.
Andrew R. Bacas Born: 1958 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since August 2016	President of Jefferson Management Consultants, Inc. (a commercial real estate investment and advisory firm) since 2006.	1	None.
Jordan F. Nasir Born: 1969 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since February 2018	Fund Manager of Mizuho Gulf Capital Partners (a private equity firm) since September 2017	1	Board Member, Mizuho Gulf Capital Partners, Ltd. (Dubai-incorporated investment management company) 2017 – present; Board Member, Gulf Japan Food Fund (a private equity fund) 2017 – present.

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Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustees**
Scott L. Barbee Born: 1971 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	President Trustee Treasurer Secretary	Since 2009 Since 2003 2003 – 2008 2006 – 2008	President of Aegis Financial Corporation since 2009.	1	Director of Donald Smith & Co. (SEC-registered investment adviser) since 2014; Director of The Barbee Family Foundation since 2012; Director of The Donald & Paula Smith Family Foundation since 2014.
David A. Giannini Born: 1953 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since 2006	Vice President of R.F. Lafferty & Co. dba Scarsdale Group (institutional equity sales and research team) (2021-Present); Vice President of Scarsdale Equities, LLC (2006-2021).	1	Director of Petrowolf Resources (private equity fund ) 2013-Present.
Officer of the Trust who is not also a Trustee
Justin P. Harrison Born: 1973 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Chief Compliance Officer, Treasurer and Secretary	Since November 2018	Chief Operating Officer and Chief Compliance Officer of Aegis Financial Corporation since 2018.	N/A	N/A

*	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.
**	Mr. Barbee is considered to be an “Interested Trustee” because of his affiliation with the Advisor. Mr. Giannini is considered to be an “Interested Trustee” due to his employer’s business relationship with the Advisor.

Leadership Structure and the Board of Trustees. The Board is responsible for overseeing the business affairs of the Trust and the Fund and exercising all of its powers except those reserved for shareholders. The Board is composed of five Trustees, three of whom are Independent Trustees.

The Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel to consider a variety of matters affecting the Fund. These sessions generally occur prior to, or following, scheduled Trustee meetings and at such other times as the Independent Trustees may deem necessary. As discussed in further detail below, the Board has established two standing committees to assist the Board in performing its oversight responsibilities. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws.

The Trust’s By-Laws do not set forth any specific qualifications to serve as a Trustee. The Nominating Committee Charter sets forth a number of factors that the Nominating and Corporate Governance Committee (“Nominating Committee”) will take into account in considering candidates for membership on the Board, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director/trustee or senior officer of other public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; and (vii) such other factors as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors. The Nominating Committee Charter also sets forth certain factors that the Nominating Committee may take into account in evaluating potential conflicts of interest. In evaluating a candidate for nomination or election as a Trustee, the Nominating Committee will take into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Nominating Committee believes contributes to good governance for the Fund.

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The Trust does not have a lead Independent Trustee. As President of the Trust, Mr. Barbee sets the agenda at each Board meeting, presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. He may also perform other such functions as may be provided by the Board from time to time.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Advisor, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust, public companies or other organizations as set forth above. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and the Fund, including factors such as the Fund’s investment strategy and style, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. The Board believes that the current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among service providers, committees of Trustees and the full Board in a manner that enhances effective oversight. The Board believes that having a majority of Independent Trustees is appropriate and in the best interest of the Fund, and that the Board leadership by Mr. Barbee provides the Board with valuable corporate and financial insights that assist the Board as a whole with the decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight. The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Fund’s management, the Advisor and other service providers (depending on the nature of the risk), who carry out the Fund’s investment management and business affairs.

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Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund’s management, the Advisor, the Chief Compliance Officer of the Fund, and the independent registered public accounting firm for the Fund, as appropriate, regarding risks faced by the Fund and relevant risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board. The Board has two committees: an Audit Committee and a Nominating Committee.

The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof. The Audit Committee also pre-approves all audit and non-audit services to be provided by the independent auditors. The members of the Audit Committee include all of the Board’s Independent Trustees. The Audit Committee met once during the fiscal year ended December 31, 2024.

The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees. The Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee did not meet during the fiscal year ended December 31, 2024.

Share Ownership by Trustees. As of April 1, 2025, the officers and Trustees of the Fund, as a group, owned approximately 14.11% of the Class I shares of the Fund. As of December 31, 2024, the Trustees owned the following dollar amounts of shares in the Fund using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

Name of Trustee	Dollar Range of Shares in the Fund
Independent Trustees
Eskander Matta	Over $100,000
Andrew R. Bacas	Over $100,000
Jordan F. Nasir	None
Interested Trustees
Scott L. Barbee	Over $100,000
David A. Giannini	Over $100,000
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Compensation. The Trust does not pay any fees or compensation to its officers or Interested Trustee that is an employee of the Advisor. The Independent Trustees and the Interested Trustee that is not an employee of the Advisor each receive a fee of $1,000 for each meeting of the Board which they attend. Each Independent Trustee also receives a fee of $500 for each Audit Committee meeting attended and $250 for each Nominating Committee meeting attended (Jordan Nasir, who is an Independent Trustee, has declined compensation.) In addition, the Trust reimburses its Independent Trustees and the Interested Trustee that is not an employee of the Advisor for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust offers no retirement plan or other benefits to its Trustees.

The following table sets forth information regarding compensation of the Trustees by the Fund for the fiscal year ended December 31, 2024:

Trustees	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex Paid to Trustees
David A. Giannini	$3,000	$3,000
Eskander Matta	$4,500	$4,500
Andrew R. Bacas	$4,500	$4,500
Scott L. Barbee	$0	$0
Jordan F. Nasir	$0	$0

Codes of Ethics. Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust’s investment activities. The Board and the Advisor have adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1. The Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”). Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor. Copies of the Codes of Ethics are on file with the SEC and are available to the public.

The Advisor’s Code of Ethics is also designed to comply with the Investment Advisers Act of 1940, as amended. The Board has reviewed and approved the Advisor’s Code of Ethics.

PROXY VOTING POLICY

In accordance with a proxy voting policy approved by the Fund’s Board, the Advisor votes proxies in a manner that it believes best serves the interest of the Fund’s investors in their capacity as shareholders of a company. As the Fund’s investment advisor, the Advisor is primarily concerned with maximizing the value of the Fund’s investment portfolio. Consequently, the Advisor has voted and will continue to vote the Fund’s proxies based on the principle of maximizing shareholder value. From time to time, the Advisor may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

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All proxies are reviewed by the Advisor’s designated Proxy Officer. The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund’s investment portfolio. As a general matter, the Advisor typically votes the Fund’s proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated). The Advisor generally votes against proposals for compensation plans deemed to be excessive. For all other proposals, the Advisor foremost considers the economic benefit of the proposal to the Fund’s shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor’s opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Portfolio Manager to decide how to vote a proxy. The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of the Advisor regarding issues that are not clearly covered by the proxy voting policy. Upon being so informed, the principals of the Advisor will decide upon appropriate policy changes.

Conflicts of Interest. The Advisor is sensitive to conflicts of interest that may arise in the proxy decision making process. In proxy voting, there are many potential conflicts of interest between management and shareholders. The Advisor seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients’ collective best interest. Material conflicts will be reviewed and resolved with the assistance of outside counsel.

How to Obtain the Fund’s Proxy Voting Record. Information regarding how the Advisor voted proxies relating to the Fund’s portfolio securities during the most recent 12-month period ending June 30 is available without charge by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

Principal Shareholders. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund. As of April 1, 2025, the Fund does not know of any person who owns beneficially or through controlled companies more than 25% of the Fund’s shares or who acknowledges the existence of control. As of April 1, 2025, the following shareholders were considered to be principal shareholders of the Fund.

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Class I

Name and Address	Percentage Ownership	Type of Ownership
Pershing LLC 1 Pershing Plz., Fl. 14 Jersey City, NJ 07399-0002	25.58%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	20.76%	Record
National Financial Services LLC 499 W. Washington Blvd., Fl. 4th Jersey City, NJ 07310-2010	20.03%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor of the Fund. The Fund is advised by Aegis Financial Corporation (the “Advisor”), under an Investment Advisory Agreement initially approved for a two-year period by the Board on October 21, 2013 and approved for a two-year period by the Fund’s initial shareholder on February 25, 2014. The Investment Advisory Agreement became effective on February 25, 2014, and was in effect for an initial two-year period. Thereafter, the Investment Advisory Agreement continues in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees. The Advisor is a value-oriented investment firm founded in 1994. Each of the principals of the Advisor serves as an officer and director of the Advisor. Scott L. Barbee serves as President and a director of the Advisor, and also serves as President and Trustee of the Trust. Justin P. Harrison serves as Chief Operating Officer and Chief Compliance Officer of the Advisor, and also serves as Chief Compliance Officer, Secretary and Treasurer to the Trust. Scott L. Barbee is the sole stockholder of the Advisor and is therefore considered to be a “controlling person” of the Advisor.

Advisory Services. Under the Investment Advisory Agreement, the Advisor determines the composition of the Fund’s portfolio and supervises the investment management of the Fund. The Advisor also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Advisor furnishes at its expense all personnel and office equipment necessary for the performance of its obligations under the Investment Advisory Agreement and pays the compensation and expenses of the officers and Trustee of the Fund who are affiliated with the Advisor.

The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

Investment Advisory Fees. As compensation for its services to the Fund under the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 1.20% of the Fund’s average daily net assets. The Fund pays the advisory fee on a monthly basis, computed based on the Fund’s average daily net assets for the preceding month.

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Expense Limitation Agreement. As a means of reducing the Fund’s operating expense ratio, the Advisor has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to waive fees and/or reimburse the Fund’s expenses through April 30, 2026 in order to limit the Fund’s total operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to 1.50% of the Class I shares’ average daily net assets.

The Fund may reimburse the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund’s total annual operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to exceed 1.50% of the Class I shares’ average daily net assets.

Reimbursement, if any, must occur within three years from the month in which the Advisor’s Fund waiver and/or Fund reimbursement occurred.

During the three most recent fiscal years, the Fund paid the Advisor the following advisory fees:

Year Ended	Advisory Fees Incurred	Fees Waived/Expenses Reimbursed by Advisor	Recouped Fees and Expenses	Net Fees Paid to the Advisor
December 31, 2024	$4,084,727	$0	$0	$4,084,727
December 31, 2023	$4,059,443	$0	$93,100	$4,152,543
December 31, 2022	$3,095,169	$16,298	$148,674	$3,227,545

The Fund’s custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund’s expenses. The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.

Potential Conflicts of Interest. The Advisor has adopted policies and procedures that address conflicts of interest that may arise between the Portfolio Manager’s management of the Fund and his management of other funds and accounts. Potential areas of conflict may include: allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of the Fund’s trades, personal investing activities, portfolio manager compensation, use of client commissions to acquire research and brokerage services and proxy voting of portfolio securities. The Advisor has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the Advisor will anticipate all potential conflicts of interest.

The Advisor pays additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of the Fund’s shares and/or shareholder servicing.

Compensation of the Portfolio Manager. The Portfolio Manager of the Fund, Scott L. Barbee, is paid a salary by the Advisor. The Portfolio Manager’s fixed salary is not based on the Fund or the other accounts managed by Mr. Barbee achieving certain performance targets or certain asset values in their portfolios. As the sole shareholder of the Advisor, Mr. Barbee also receives the overall profits of the Advisor.

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Ownership of the Fund by the Portfolio Manager. As of December 31, 2024, Mr. Barbee beneficially owned shares of the Fund worth over $1,000,000.

Other Accounts Managed by the Portfolio Manager. Mr. Barbee is responsible for the day-to-day management of accounts other than the Fund. Information regarding the other accounts managed by Mr. Barbee, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of the fiscal year ended December 31, 2024, is set forth in the following table.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	66	$30 million	0	$0

DISTRIBUTOR

The Trust and the Advisor entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), pursuant to which the Distributor serves as principal underwriter for the Fund. Its principal business address is three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor sells the Fund’s shares on a best efforts basis. Shares of the Fund are offered continuously. Pursuant to the terms of the Distribution Agreement, the Advisor compensates the Distributor for the services that the Distributor provides to the Fund under the Agreement. The Fund did not pay any underwriting commissions to the Distributor during the fiscal year ended December 31, 2024.

FUND ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator (“Fund Services” or the “Administrator”) to the Fund. In connection with its duties as Administrator, Fund Services prepares and maintains the books, accounts and other documents required by the 1940 Act, calculates the Fund’s NAV, responds to shareholder inquiries, prepares the Fund’s financial statements, prepares reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund’s financial accounts and records and generally assists in all aspects of the Fund’s operations.

Fund Services acts as the Fund’s transfer agent and dividend disbursing agent and also serves as fund accountant for the Fund. The Fund paid the following amount to Fund Services for fund administration services for the fiscal years listed on the chart below:

Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
$263,183	$258,018	$208,911

CUSTODIAN

U.S. Bank N.A. (the “Custodian”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, an affiliate of Fund Services, serves as custodian of the assets of the Fund pursuant to a Custody Agreement. Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Fund concerning the Fund’s operations. Fund Services and the Custodian are affiliates.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. serves as the Fund’s independent registered public accounting firm and performs an annual audit of the Fund’s financial statements. Cohen & Company, Ltd.’s address is 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103.

BROKERAGE ALLOCATION

Portfolio Transactions. As provided in the Investment Advisory Agreement, the Advisor is responsible for the Fund’s portfolio decisions and the placing of portfolio transactions. Purchase and sale orders for portfolio securities may be effected through brokers who charge a commission for their services.

The aggregate brokerage commissions paid by the Fund for the following fiscal years are shown in the table below.

Brokerage Fees Paid
Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
$229,497	$156,418	$309,112

While the Advisor seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in smaller company shares may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities.

As of December 31, 2024, the Fund did not own securities of any “regular brokers or dealers” (as defined in the 1940 Act) or their parents.

Brokerage Selection. The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as, but not limited to, reputation, financial strength and stability, creditworthiness, efficiency of execution and error resolution, the actual executed price and the commission, research (including economic forecasts, fundamental and technical advice on securities, valuation advice on market analysis); custodial and other services provided for the enhancement of the Advisor’s portfolio management capabilities; the size and type of the transaction; the difficulty of execution and the ability to handle difficult trades; and the operational facilities of the brokers and/or dealers involved (including back office efficiency). Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher commission than may be charged by other brokers. This research is designed to augment the Advisor’s own internal research and investment strategy capabilities. Research services may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from broker-dealers on order execution; and certain proxy services. Typically, the research will be used to service all of the Advisor’s accounts, although a particular client may not benefit from all of the research received by the Advisor on each occasion. Investment advisory fees are not reduced by reason of receipt of research services.

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The Advisor does not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions. No affiliate of the Fund receives reciprocal business in connection with its portfolio transactions.

Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all of such services may be used by the Advisor in connection with the Fund.

The brokerage commissions paid by the Fund to brokers who also provided eligible third-party Section 28(e) services for the following fiscal years are shown in the following table. The dollar values of the securities traded for the fiscal years are also shown:

Fiscal Year Ended December 31,	Commissions Paid to Brokers who Provided 28(e) Eligible Services	Dollar Value of Securities Traded
2024	$129,062	$92,281,591
2023	$35,228	$38,954,068
2022	$70,889	$141,020,250

The Board reviews information concerning the prevailing level of commissions charged by qualified brokers.

ORGANIZATION AND SHARES OF BENEFICIAL INTEREST

Organization. The Trust is a Delaware statutory trust organized on July 11, 2003. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund.  The Fund currently offers one class of shares – Class I. The Trustees may, from time to time, establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act. Each share is entitled to one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a class of shares may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares (such shares being rounded to the third decimal place). A fraction of a share has the same rights and privileges as a whole share on a pro-rata basis.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Orders — General Policies. Shares of Class I of the Fund are offered at NAV directly by the Fund or through various authorized intermediaries. The Fund determines its NAV as described in the Prospectus. The Fund reserves the right to reject any specific purchase order in its sole discretion. The Fund also reserves the right to suspend the offering of Fund shares.  You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction. The Fund has authorized one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”). Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

Class I shares of the Fund are offered at NAV directly by the Fund or through various intermediary arrangements. A commission or other transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Class I shares made through such financial intermediary.

Redemptions. Shares may be redeemed at NAV. You may receive proceeds of your redemption by check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order to pay redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. Additionally, payment of redemption proceeds for shares purchased directly by check or electronic funds transfer through the ACH network may be delayed until the check has cleared, which may be up to 15 calendar days from the date of purchase. This delay will not apply if you purchased your shares via federal wire transfer. If payment of proceeds is to be made by federal wire transfer, a $15 wire fee will be applied. In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Fund reserves the right to redeem in-kind as described under “Redemptions ‘In-Kind’” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions but may also be used as a redemption method when requested by shareholders or advisors to shareholder accounts.

Redemptions “In-Kind”

The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the Fund’s entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in subsequently converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

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The same method of valuing securities used to make the redemptions in-kind will be used to value portfolio securities and such valuation will be made as of the time the redemption price is determined. See the “Calculation of Net Asset Value” section of the Prospectus.

Pricing of Shares. The purchase and redemption price of the Fund’s shares is based on the Fund’s next determined NAV per share. See the “How to Purchase Shares” and “How to Redeem Shares” sections of the Prospectus.

Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares. The Fund has no arrangements with any party permitting frequent purchases and redemptions of the Fund’s shares. The Fund is intended for long-term investment and discourages frequent purchases and redemptions of the Fund’s shares that are counter to the interests of all of the Fund’s shareholders.

TAX STATUS

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below). Such information is only a summary of certain key U.S. federal income tax considerations and is based on current law. No attempt has been made to present a complete explanation of the U.S. federal tax treatment of the Fund or its shareholders. Investors are encouraged to consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of U.S. federal, state, local and foreign tax laws to their own particular situations.

General. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”), and if so qualified, will not be subject to U.S. federal income taxes to the extent its earnings are timely distributed. To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets. The Fund must also annually distribute at least 90% of its investment company taxable income.

Should the Fund not qualify as a “regulated investment company” under Subchapter M, the Fund would be subject to U.S. federal income taxes on earnings whether or not such earnings were distributed to shareholders. Payment of income taxes by the Fund would reduce the Fund’s NAVs and result in lower returns to the Fund’s shareholders.

The Fund also intends to make distributions as required by the Code to avoid the imposition of a non-deductible 4% excise tax. The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may invest in foreign securities. Some foreign countries withhold income taxes from dividend or interest payments to investors. The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process. It is not anticipated that tax withholdings on foreign income will have a material effect on the Fund’s investment performance.

Distributions of the Fund’s investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) are taxable to you as ordinary income. A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential U.S. federal tax rate as long-term capital gains income. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

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Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as long-term capital gain, regardless of how long you have held shares in the Fund.

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

If you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution will be taxable in the manner described above.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares. All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. The deduction of capital losses by U.S. individual shareholders is subject to limitations.

As of December 31, 2024, the Fund had no capital loss carryforwards.

The Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid U.S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income reflected in the value of the Fund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

26

FINANCIAL STATEMENTS

Financial statements for the fiscal year ended December 31, 2024, have been audited by the Cohen & Company, Ltd., an independent registered public accounting firm. All information prior to 2023 was audited by the Fund’s previous independent registered public accounting firm. The Fund’s financial statements are included in the Fund’s Form N-CSR for the fiscal year ended December 31, 2024 and are incorporated herein by reference. To obtain a copy of the Prospectus, the Annual Report to Shareholders, or filings on Form N-CSR please call (800) 528-3780.

27

The Aegis Funds

Part C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust – Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

	(2)	Declaration of Trust – Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

(b)		By-Laws – Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(c)		Not Applicable.

(d)		Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis Value Fund – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(e)	(1)	Distribution Agreement between The Aegis Funds and Quasar Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

	(3)	Second Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(4)	Novation Agreement dated March 31, 2020 – Incorporated by reference to Post-Effective Amendment No.34 filed with the Securities and Exchange Commission on April 29, 2020.

(f)		Not Applicable.

(g)	(1)	Amended and Restated Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(2)	First Amendment to the Amended and Restated Custody Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(3)	Second Amendment to the Amended and Restated Custody Agreement dated April 30, 2019 – Incorporated by reference to Post-Effective Amendment No.34 filed with the Securities and Exchange Commission on April 29, 2020.

(h)	(1)	Fund Administration Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	First Amendment to the Fund Administration Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(3)	Fund Accounting Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(4)	First Amendment to the Fund Accounting Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(5)	Second Amendment to the Fund Accounting Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(a) Third Amendment to the Fund Accounting Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on April 27, 2022.

(6)	Transfer Agent Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

(7)	First Amendment to the Transfer Agent Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(8)	Second Amendment to the Transfer Agent Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(9)	Amended and Restated Expense Limitation Agreement for the Aegis Value Fund dated February 23, 2023 – Incorporated by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on April 26, 2023.

	(10)	Power of Attorney

(a) Power of Attorney of David A. Giannini, dated April 28, 2025 – filed herewith.

(b) Power of Attorney of Eskander Matta, dated April 28, 2025 – filed herewith.

(c) Power of Attorney of Andrew R. Bacas, dated April 28, 2025 – filed herewith.

(d) Power of Attorney of Jordan F. Nasir, dated April 28, 2025 – filed herewith.

(i)		Legal Opinion and Consent –filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Not Applicable.

(l)		Initial Capital Agreement – Incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(m)		Not Applicable.

(n)		Not Applicable.

(o)		Reserved.

(p)	(1)	Code of Ethics of The Aegis Funds dated April 21, 2015 – Incorporated by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 28, 2015.
	(2)	Code of Ethics of Aegis Financial Corporation dated June 6, 2014 – Incorporated by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 28, 2015.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 30. INDEMNIFICATION

Reference is made to Article VII Section 3 in the Declaration of Trust of The Aegis Funds (the “Registrant”) which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND THEIR OFFICERS AND DIRECTORS

Scott L. Barbee has been officer and director of the Investment Advisor. Justin P. Harrison has been officer of the Investment Advisor. There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Abacus FCF ETF Trust
2.	Advisor Managed Portfolios
3.	Antares Private Credit Fund
4.	Capital Advisors Growth Fund, Series of Advisors Series Trust
5.	Chase Growth Fund, Series of Advisors Series Trust
6.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.	Edgar Lomax Value Fund, Series of Advisors Series Trust
8.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.	Huber Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.	Huber Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust

17.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.	PIA BBB Bond Fund, Series of Advisors Series Trust
19.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust
21.	PIA MBS Bond Fund, Series of Advisors Series Trust
22.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.	Poplar Forest Partners Fund, Series of Advisors Series Trust
25.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.	Pzena International Value Fund, Series of Advisors Series Trust
28.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.	Reverb ETF, Series of Advisors Series Trust
31.	Scharf Fund, Series of Advisors Series Trust
32.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
37.	The Aegis Funds
38.	Allied Asset Advisors Funds
39.	Angel Oak Funds Trust
40.	Angel Oak Strategic Credit Fund
41.	Brookfield Infrastructure Income Fund Inc.
42.	Brookfield Investment Funds
43.	Buffalo Funds
44.	DoubleLine Funds Trust
45.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.	AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.	AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.	AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.	AAM Transformers ETF, Series of ETF Series Solutions
55.	Acquirers Deep Value ETF, Series of ETF Series Solutions
56.	Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
57.	Aptus Defined Risk ETF, Series of ETF Series Solutions
58.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
60.	Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
61.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
62.	Aptus Large Cap Upside ETF, Series of ETF Series Solutions
63.	Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
64.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
65.	Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
66.	BTD Capital Fund, Series of ETF Series Solutions
67.	Carbon Strategy ETF, Series of ETF Series Solutions
68.	ClearShares OCIO ETF, Series of ETF Series Solutions

69.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
70.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
71.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
73.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
74.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
75.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
76.	Hoya Capital Housing ETF, Series of ETF Series Solutions
77.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.	Opus Small Cap Value ETF, Series of ETF Series Solutions
83.	Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.	The Acquirers Fund, Series of ETF Series Solutions
85.	The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
86.	The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
87.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
88.	U.S. Global JETS ETF, Series of ETF Series Solutions
89.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
90.	U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.	Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.	First American Funds Trust
95.	FundX Investment Trust
96.	The Glenmede Fund, Inc.
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Core Alternative ETF, Series of Listed Funds Trust
107.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.	LKCM Funds
110.	LoCorr Investment Trust
111.	MainGate Trust
112.	ATAC Rotation Fund, Series of Managed Portfolio Series
113.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.	Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
117.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
118.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
119.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.	Kensington Defender Fund, Series of Managed Portfolio Series

121.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.	Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123.	Kensington Managed Income Fund, Series of Managed Portfolio Series
124.	LK Balanced Fund, Series of Managed Portfolio Series
125.	Leuthold Core ETF, Series of Managed Portfolio Series
126.	Leuthold Core Investment Fund, Series of Managed Portfolio Series
127.	Leuthold Global Fund, Series of Managed Portfolio Series
128.	Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129.	Leuthold Select Industries ETF, Series of Managed Portfolio Series
130.	Muhlenkamp Fund, Series of Managed Portfolio Series
131.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.	Reinhart International PMV Fund, Series of Managed Portfolio Series
140.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
142.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.	Tremblant Global ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River New Opportunities Fund, Series of Manager Directed Portfolios
148.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
149.	SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
150.	SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
151.	SWP Growth & Income ETF, Series of Manager Directed Portfolios
152.	Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
153.	Mason Capital Fund Trust
154.	Matrix Advisors Funds Trust
155.	Monetta Trust
156.	Nicholas Equity Income Fund, Inc.
157.	Nicholas Fund, Inc.
158.	Nicholas II, Inc.
159.	Nicholas Limited Edition, Inc.
160.	Oaktree Diversified Income Fund Inc.
161.	Permanent Portfolio Family of Funds
162.	Perritt Funds, Inc.
163.	Procure ETF Trust II
164.	Professionally Managed Portfolios
165.	Prospector Funds, Inc.
166.	Provident Mutual Funds, Inc.
167.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
168.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
169.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
170.	Aquarius International Fund, Series of The RBB Fund, Inc.
171.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.

173.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
177.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
178.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
179.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
183.	F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
184.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
185.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
186.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
187.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
188.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
189.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
190.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
191.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
192.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
193.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
194.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
195.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
196.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
197.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
198.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
199.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
200.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
201.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
202.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
203.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
204.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
205.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
206.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
207.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
208.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
209.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
210.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
211.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
212.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
213.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
214.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
215.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
216.	The RBB Fund Trust
217.	RBC Funds Trust
218.	Rockefeller Municipal Opportunities Fund
219.	Series Portfolios Trust
220.	Tax-Exempt Private Credit Fund, Inc.
221.	Thompson IM Funds, Inc.
222.	Tortoise Capital Series Trust
223.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
224.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

225.	CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
226.	CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
227.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
228.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
229.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
230.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
231.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
232.	Jensen Quality MidCap Fund, Series of Trust for Professional Managers
233.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
234.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
235.	USQ Core Real Estate Fund
236.	Wall Street EWM Funds Trust
237.	Wisconsin Capital Funds, Inc.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained: (i) at the offices of the Registrant located at, 6862 Elm Street, Suite 830, McLean, Virginia 22201; (ii) at the offices of the Registrant’s Custodian located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) at the offices of the Registrant’s Transfer Agent, Administrator and Accountant at 615 East Michigan Street, Milwaukee, WI, 53202.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on April 28, 2025.

THE AEGIS FUNDS

By:	/s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	April 28, 2025
Scott L. Barbee	(Principal Executive Officer)

/s/ Justin P. Harrison	Secretary, Treasurer	April 28, 2025
Justin P. Harrison	(Principal Financial Officer)

Andrew R. Bacas*	Trustee	April 28, 2025
Andrew R. Bacas

David A. Giannini*	Trustee	April 28, 2025
David A. Giannini

Eskander Matta*	Trustee	April 28, 2025
Eskander Matta

Jordan F. Nasir*	Trustee	April 28, 2025
Jordan F. Nasir

* By:	/s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to Powers of Attorney.

INDEX TO EXHIBITS

Exhibit			Exhibit Description
(h)	(10)		Powers of Attorney
		(a)	Power of Attorney of David A. Giannini, dated April 28, 2025
		(b)	Power of Attorney of Eskander Matta, dated April 28, 2025
		(c)	Power of Attorney of Andrew R. Bacas, dated April 28, 2025
		(d)	Power of Attorney of Jordan F. Nasir, dated April 28, 2025
(i)			Legal Opinion and Consent
(j)			Consent of Independent Registered Public Accounting Firm